Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
StatementsLineItems [Line Items]
Carrying amount of goodwill	$ 1,542	$ 1,568	$ 1,504
Reebonz Korea [Member]
StatementsLineItems [Line Items]
Carrying amount of goodwill	1,542	1,568
Invitree [Member]
StatementsLineItems [Line Items]
Carrying amount of goodwill	670	670
Translation Difference [Member]
StatementsLineItems [Line Items]
Carrying amount of goodwill	$ 38	$ 64